Note 1. Summary of Significant Accounting Policies and Other Information	6 Months Ended
Jun. 30, 2011
Significant Accounting Policies [Text Block]
(1)	Summary of Significant Accounting Policies and Other Information

Description of Business and Principles of Consolidation

James River Coal Company and its wholly owned subsidiaries (collectively the Company) mine, process and sell thermal and metallurgical coal through eight active mining complexes located throughout eastern Kentucky, southern West Virginia and southern Indiana.  Substantially all coal sales and account receivables relate to the utility industry, steel industry and industrial markets.

The interim condensed consolidated financial statements of the Company presented in this report are unaudited. All significant intercompany balances and transactions have been eliminated in consolidation. The results of operations for any interim period are not necessarily indicative of the results to be expected for the full year. These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and the notes thereto for the year ended December 31, 2010. The balances presented as of or for the year ended December 31, 2010 are derived from the Company’s audited consolidated financial statements.

Management of the Company has made a number of estimates and assumptions relating to the reporting of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities in order to prepare these consolidated financial statements in conformity with U.S. generally accepted accounting principles (U.S. GAAP). Significant estimates made by management include the allocation of the purchase price in the IRP Acquisition (note 2) to acquired assets and liabilities, the valuation allowance for deferred tax assets, asset retirement obligations and amounts accrued related to the Company’s workers’ compensation, black lung, pension and health claim obligations. Actual results could differ from these estimates.  In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all adjustments, consisting of normal recurring accruals, which are necessary to present fairly the consolidated financial position of the Company and the consolidated results of its operations and cash flows for all periods presented.

Cash and Cash Equivalents and Restricted Cash and Short Term Investments

Cash and cash equivalents are stated at cost. Cash equivalents consist of highly-liquid investments with an original maturity of three months or less when purchased.

Restricted cash is stated at cost.  Restricted cash and short term investments consists of cash, cash equivalents and investments in bonds and certificate of deposits.  The Company intends to hold all investments held as restricted cash until maturity.  The restricted cash and short term investments are maintained in collateral accounts which provide the Company additional capacity under the Revolver to support it outstanding letters of credit (note 4) and to support the issuance of surety bonds.

Revenue Recognition

Revenues include sales to customers of Company-produced coal and coal purchased from third parties. The Company recognizes revenue from the sale of Company-produced coal and coal purchased from third parties at the time delivery occurs and risk of loss passes to the customer, which is either upon shipment or upon customer receipt of coal based on contractual terms. Also, the sales price must be determinable and collection reasonably assured.

Freight and handling revenue consists of shipping and handling costs invoiced to coal customers and paid to third-party carriers. These revenues are directly offset by Freight and handling costs.